Note 7 - Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Finite-lived intangible assets, gross	$ 71,468	$ 72,376
Finite-lived intangible assets, amortization	(19,015)	(14,935)
Finite-lived intangible assets, net	$ 52,453	$ 57,441
Weighted Average [Member]
Finite-lived intangible assets, remaining life (Year)	12 years	13 years
Technology-Based Intangible Assets [Member]
Finite-lived intangible assets, gross	$ 41,268	$ 42,176
Finite-lived intangible assets, amortization	(13,184)	(10,881)
Finite-lived intangible assets, net	$ 28,084	$ 31,295
Technology-Based Intangible Assets [Member] | Weighted Average [Member]
Finite-lived intangible assets, remaining life (Year)	10 years 8 months 12 days	11 years 6 months
Developed Technology Rights [Member]
Finite-lived intangible assets, gross	$ 30,200	$ 30,200
Finite-lived intangible assets, amortization	(5,831)	(4,054)
Finite-lived intangible assets, net	$ 24,369	$ 26,146
Developed Technology Rights [Member] | Weighted Average [Member]
Finite-lived intangible assets, remaining life (Year)	13 years 9 months 18 days	14 years 9 months 18 days